LOSS PER ORDINARY SHARE - Excluded from the computation of diluted loss per share (Details) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Antidilutive securities excluded from computation of earnings per share
Total	76,385,848	89,661,856
Share options/restricted shares
Antidilutive securities excluded from computation of earnings per share
Total	29,858,248	43,134,256
Convertible bonds payable
Antidilutive securities excluded from computation of earnings per share
Total	46,527,600	46,527,600